Subsequent events - Acquisitions (Details) € / shares in Units, € in Thousands, $ in Millions		1 Months Ended	4 Months Ended	12 Months Ended
	Apr. 29, 2022 EUR (€) € / shares shares	Feb. 28, 2022 USD ($)	Apr. 29, 2022 EUR (€) € / shares shares	Dec. 31, 2021 € / shares shares	Apr. 30, 2022 € / shares	Oct. 05, 2021 EUR (€)	Sep. 30, 2021 Center	Dec. 31, 2020 € / shares shares
Ordinary shares
Events after the Reporting Period
Par value (in Euros per share)				€ 0.25				€ 0.25
Number of shares issued (in shares) | shares				426,129,798				426,129,798
Preference shares
Events after the Reporting Period
Par value (in Euros per share)				€ 0.05				€ 0.05
Number of shares issued (in shares) | shares				261,425,110				261,425,110
Tiancheng (Germany) Pharmaceutical Holdings
Events after the Reporting Period
Consideration transferred | €						€ 1,100
Maximum
Events after the Reporting Period
Proportion of ownership interest (as a percent)				50.00%
Acquisition of ownership interest | Tiancheng (Germany) Pharmaceutical Holdings | Biotest AG [Member]
Events after the Reporting Period
Loan receivable | €	€ 318,000		€ 318,000
Acquisition of ownership interest | Biotest AG [Member]
Events after the Reporting Period
Proportion of voting rights held in subsidiary	96.20%
Proportion of ownership interest (as a percent)	69.72%
Acquisition of ownership interest | Tiancheng (Germany) Pharmaceutical Holdings
Events after the Reporting Period
Agreed consideration to acquire entire share capital | €	€ 1,091,000		1,091,000
Consideration paid for additional shares in subsidiary | €			€ 362,000
Acquisition of ownership interest | Tiancheng (Germany) Pharmaceutical Holdings | Ordinary shares
Events after the Reporting Period
Consideration paid, per share	€ 43.00		€ 43.00
Number of additional shares in subsidiary acquired | shares			1,250,298
Acquisition of ownership interest | Tiancheng (Germany) Pharmaceutical Holdings | Preference shares
Events after the Reporting Period
Consideration paid, per share	€ 37.00		€ 37.00
Number of additional shares in subsidiary acquired | shares			8,340,577
Acquisition of ownership interest | Tiancheng (Germany) Pharmaceutical Holdings | Tiancheng (Germany) Pharmaceutical Holdings | Ordinary shares | Biotest AG [Member]
Events after the Reporting Period
Share value, per share					€ 43.00
Acquisition of ownership interest | Tiancheng (Germany) Pharmaceutical Holdings | Tiancheng (Germany) Pharmaceutical Holdings | Preference shares | Biotest AG [Member]
Events after the Reporting Period
Number of shares issued (in shares) | shares	214.581		214.581
Share value, per share	€ 37.00		€ 37.00
Strategic investment in Biotest | Biotest AG [Member]
Events after the Reporting Period
Number of plasma donor centers acquired | Center							2
Number of plasma donation centers | Center							28
Collaboration with Endpoint Health, Inc | Endpoint Health, Inc
Events after the Reporting Period
Upfront investment | $		$ 10
Percentage of Preferred Shares Received		5.00%
Collaboration with Endpoint Health, Inc | Endpoint Health, Inc | Maximum
Events after the Reporting Period
Future investments | $		$ 125